Deferred Revenue	12 Months Ended
Dec. 31, 2025
Deferred Revenue
Deferred Revenue

NOTE 9.    Deferred Revenue

The following table summarizes the Company’s deferred revenue (in thousands):

	December 31,
	2025	2024
Non-refundable entrance fees	$669,528	$615,723
Other deferred revenue	3,479	1,031
Deferred revenue	$673,007	$616,754

The opening and closing balances of non-refundable entrance fees were as follows (in thousands):

Opening balance – December 31, 2023	$562,026
Additions	142,692
Amortization(1)	(88,995)
Closing balance – December 31, 2024	$615,723
Additions	152,717
Amortization(1)	(98,912)
Closing balance – December 31, 2025	$669,528
(1)	Amortization of non-refundable entrance fees is included within resident fees and services on the Combined and Consolidated Statements of Operations.

As of December 31, 2025 and 2024, the weighted average remaining length of stay based on the unamortized non-refundable entrance fee balance of the Company’s in-place residents was 8 years and 9 years, respectively.

Entrance Fee Receivables

For certain residents that qualify, the Company may offer to provide a deferral of the upfront cash entrance fee requirements so that they are able to move into a community while still continuing the process of selling their previous home. These entrance fee receivables are due upon sale of the resident’s previous home. The following table summarizes the Company’s entrance fee receivables, which are recognized in other assets on the Combined and Consolidated Balance Sheets (in thousands):

Opening balance – December 31, 2023	$42,733
Current year deferrals provided	91,508
Receipts applied to entrance fee commitments	(72,968)
Closing balance – December 31, 2024	$61,273
Current year deferrals provided	99,960
Receipts applied to entrance fee commitments	(87,857)
Closing balance – December 31, 2025	$73,376